BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jul. 31, 2019
Class A Restricted
Shares subject to possible redemption	36,000,000	36,000,000	36,000,000	36,000,000
Common stock, shares issued	0	0	0	0
Common stock, shares outstanding	0
Class B stock
Common stock, par value	$ 0.00
Common stock, shares issued	9,000,000
Common stock, shares outstanding	9,000,000	9,000,000	9,000,000	9,000,000